UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.) :  [  ]  is a restatement
                                    [  ]  adds new holdings to entries.

Institutional Investment Manager Filing This Report:
Name:           Westport Asset Management, Inc.
Address:        253 Riverside Avenue
                Westport, CT  06880

13F File Number:   028-04441

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Ronald H. Oliver
Title:          President
Phone:          203-227-3601

Signature, Place, and Date of Signing:

     Ronald H. Oliver      Westport, Connecticut     November 7, 2005
     ----------------      ---------------------     ----------------

Report Type  (Check only one):

[x]   13F Holdings Report
[ ]   13F Notice
[ ]   13F Combination Report

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange Act of 1934

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:     111

Form 13F Information Table Value Total (x$1,000):    $ 2,219,583


List of Included Managers:

         Andrew J. Knuth   Westport Asset Management, Inc.
         Edmund H. Nicklin Westport Asset Management, Inc.

List of Other Included Managers:
         No.      13F File Number           Name

Westport Asset Management, Inc.
FORM 13F
30-Sep-05

                                                                                                        Voting Authority
                                                                                                        ----------------
                                 Title of               Value     Shares/  Sh/  Put/  Invstmt Other
Name of Issuer                    class      CUSIP     (x$1000)   Prn Amt  Prn  Call  Dscretn Managers  Sole   Shared      None
------------------------------   --------  ---------   --------   -------  ---  ----  ------- --------  ----  --------    -------
AAR Corp.                         COM      000361105     12632       735300 SH       Defined                     643800     91500
Acco Brands Corp.                 COM      00081T108      1436        50900 SH       Defined                      50900
Airgas, Inc.                      COM      009363102      1760        59400 SH       Defined                      59400
Alabama National Bancorp          COM      010317105      7315       114400 SH       Defined                     114400
Americanwest Bancorporation       COM      03058P109      2469       106779 SH       Defined                      16000     90779
Applebees International, Inc.     COM      037899101     31977      1545525 SH       Defined   1                1325700    219825
Arthur J. Gallagher & Company     COM      363576109     14391       499500 SH       Defined                     424500     75000
Astoria Financial Corp.           COM      046265104      2160        81765 SH       Defined                      81765
Baker Hughes, Inc.                COM      057224107      1637        27429 SH       Defined                      27429
Bank of America Corp.             COM      060505104       235         5580 SH       Defined                       5580
BankUnited Financial Corp. - C    COM      06652B103     43206      1889184 SH       Defined   1                1609184    280000
Banner Corporation                COM      06652V109     21218       796465 SH       Defined                     677265    119200
Beasley Broadcast Group, Inc.     COM      074014101     19201      1366592 SH       Defined   1                1098616    267976
Big Lots, Inc.                    COM      089302103     38637      3515609 SH       Defined   1                2822572    693037
Brown & Brown, Inc.               COM      115236101     36229       729100 SH       Defined                     699100     30000
C&D Technologies, Inc.            COM      124661109       536        57000 SH       Defined                      57000
CACI International, Inc.          COM      127190304      7933       130900 SH       Defined   1                 130900
CNF, Inc.                         COM      12612W104     10878       207200 SH       Defined                     162200     45000
Caremark Rx, Inc.                 COM      141705103     12363       247614 SH       Defined                     247614
Ceridian Corp.                    COM      156779100     18561       894500 SH       Defined                     844500     50000
Charles River Laboratories Int    COM      159864107     14640       335616 SH       Defined                     335616
Checkpoint Systems, Inc.          COM      162825103     61003      2571800 SH       Defined   1                2123900    447900
Chittenden Corp.                  COM      170228100     14320       540156 SH       Defined                     495625     44531
Cognizant Technology Solutions    COM      192446102      8800       188880 SH       Defined                     188880
Columbia Banking System, Inc.     COM      197236102      6544       249480 SH       Defined                     249480
Comstock Resources, Inc.          COM      205768203     16116       491200 SH       Defined   1                 491200
ConocoPhillips                    COM      20825C104      6991       100000 SH       Defined                     100000
Constellation Brands, Inc. - C    COM      21036P108     11250       432700 SH       Defined                     272000    160700
Cox Radio, Inc. - Class A         COM      224051102     29959      1971000 SH       Defined   1                1575400    395600
Darden Restaurants, Inc.          COM      237194105      4495       148000 SH       Defined                     148000
Del Monte Foods Company           COM      24522P103      5386       502000 SH       Defined                     442000     60000
Devon Energy Corp.                COM      25179M103     28055       408726 SH       Defined                     271612    137114
Devry, Inc.                       COM      251893103     69912      3669900 SH       Defined   1                3056700    613200
Downey Financial Corp.            COM      261018105     53532       879008 SH       Defined   1                 745226    133782
EGL Inc.                          COM      268484102     45198      1673168 SH       Defined   1                1449171    223997
Emmis Communications Corp.        COM      291525103     25788      1166870 SH       Defined   1                1083000     83870
FNB Corp.                         COM      302520101      3185       184323 SH       Defined                     156643     27680
Fairchild Semiconductor Corp.     COM      303726103     10756       723800 SH       Defined                     673800     50000
Fifth Third Bancorp               COM      316773100     16147       439366 SH       Defined                     414492     24874
First Bank NW Corp.               COM      33762X106      2155        78380 SH       Defined                      78380
Fisher Scientific Internationa    COM      338032204     14284       230200 SH       Defined                     211000     19200
Florida East Coast Industries,    COM      340632108      6681       147506 SH       Defined                     107506     40000
Gaylord Entertainment Company     COM      367905106     13431       281865 SH       Defined                     262765     19100
General Communication, Inc. -     COM      369385109     23808      2404828 SH       Defined   1                2174628    230200
General Electric                  COM      369604103       500        14850 SH       Defined                      14850
Harbor Florida Bancshares, Inc    COM      411901101     26880       741108 SH       Defined                     649108     92000
Hibernia Corp.                    COM      428656102     24708       822500 SH       Defined                     822500
Hilb, Rogal & Hobbs Company       COM      431294107     77148      2067200 SH       Defined   1                1684000    383200
Houston Exploration Company       COM      442120101     30834       458500 SH       Defined   1                 407200     51300
Hudson United Bancorp             COM      444165104     48072      1135643 SH       Defined   1                 861540    274103
IMS Health, Inc.                  COM      449934108     20721       823237 SH       Defined                     823237
ITT Educational Services, Inc.    COM      45068B109    123708      2506750 SH       Defined                    2250650    256100
Insight Communications Company    COM      45768V108     33662      2894431 SH       Defined   1                2274031    620400
JLG Industries, Inc.              COM      466210101     40035      1094150 SH       Defined                     922350    171800
LTX Corporation                   COM      502392103       224        53000 SH       Defined                      53000
Lincare Holdings, Inc.            COM      532791100     26867       654500 SH       Defined                     544500    110000
Lubrizol Corp.                    COM      549271104     23320       538200 SH       Defined                     498200     40000
Lydall, Inc.                      COM      550819106      4652       520900 SH       Defined                     490900     30000
MRO Software, Inc.                COM      55347W105      6356       377459 SH       Defined   1                 300159     77300
Map Info Corp.                    COM      565105103       657        53635 SH       Defined                      13635     40000
Nat.West.Life Ins.                COM      638522102     50862       240766 SH       Defined                     230766     10000
North Valley Bancorp              COM      66304M105      1185        69300 SH       Defined                                69300
Orient Express Hotels Ltd. - C    COM      G67743107     33843      1190800 SH       Defined   1                 862600    328200
Owens & Minor, Inc.               COM      690732102     47993      1635200 SH       Defined                    1271000    364200
Parametric Technology Corp.       COM      699173100     13375      1919000 SH       Defined                    1919000
People's Bank                     COM      710198102     27692       955546 SH       Defined                     763546    192000
Perkin Elmer, Inc.                COM      714046109      2838       139300 SH       Defined                     139300
Perot Systems Corp. - Class A     COM      714265105     14958      1057114 SH       Defined   1                 800014    257100
Pogo Producing Company            COM      730448107     89665      1521300 SH       Defined   1                1333900    187400
Praxair, Inc.                     COM      74005P104       307         6400 SH       Defined                       6400
Precision Castparts Corp.         COM      740189105      8825       166200 SH       Defined                     166200
Preferred Bank, Los Angeles       COM      740367107      1724        42890 SH       Defined   1                  42890
Pres.Realty B                     COM      741004204       689        86200 SH       Defined                      86200
Priority Healthcare Corp.         COM      74264T102     14181       509022 SH       Defined                     409022    100000
Reynolds & Reynolds Company (T    COM      761695105     12088       441000 SH       Defined   1                 381800     59200
Rogers Corp.                      COM      775133101     53147      1373301 SH       Defined   1                1169000    204301
Ross Stores, Inc.                 COM      778296103     25273      1066378 SH       Defined                    1066378
Ruby Tuesday, Inc.                COM      781182100     47456      2180900 SH       Defined   1                1846400    334500
SNB Bancshares, Inc.              COM      78460M209     13267      1179293 SH       Defined   1                 967824    211469
Saks, Inc.                        COM      79377w108     42908      2319350 SH       Defined                    1646300    673050
Salem Communications Corp.        COM      794093104     12550       680597 SH       Defined                     560800    119797
Sea Containers - A                COM      811371707      2025       172800 SH       Defined                     172800
Sea Containers - B                COM      811371707       561        48342 SH       Defined                      48342
Sequa Corp. A                     COM      817320104      8024       136000 SH       Defined                     107500     28500
Sequa Corp. B                     COM      817320203      2270        38300 SH       Defined                      38300
Southwestern Energy Company       COM      845467109     23914       325800 SH       Defined                     237700     88100
Sovereign Bancorp, Inc.           COM      845905108      4975       225726 SH       Defined                      34446    191280
St. Joe Company (The)             COM      790148100     33554       537300 SH       Defined                     395200    142100
Sterling Financial Corp.          COM      859319105     15827     701883.5 SH       Defined                   701883.5
Stone Energy Corp.                COM      861642106     12513       205000 SH       Defined                     205000
SunTrust Bank Inc.                COM      867914103      3896        56103 SH       Defined                      11285     44818
Synopsys, Inc.                    COM      871607107      9205       487013 SH       Defined   1                 487013
TJX Companies                     COM      872540109     22993      1122700 SH       Defined                     992700    130000
Taylor Capital Group, Inc.        COM      876851106       756        20000 SH       Defined                      20000
Texas Instruments, Inc.           COM      882508104     10712       315992 SH       Defined                     315992
The Brink's Company               COM      109696104     43193      1051945 SH       Defined                     864585    187360
The South Financial Group, Inc    COM      837841105     17930       668038 SH       Defined   1                 567038    101000
Thomas & Betts Corp.              COM      884315102     22487       653500 SH       Defined                     653500
Timberland Bancorp.               COM      887098101      2176        93800 SH       Defined                      93800
Triad Hospitals, Inc.             COM      89579K109     64180      1417707 SH       Defined                    1075504    342203
United Rentals, Inc.              COM      911363109     10839       549900 SH       Defined   1                 499700     50200
Universal Health Services, Inc    COM      913903100     73957      1552750 SH       Defined   1                1231650    321100
Vishay Intertechnology, Inc.      COM      928298108      9518       796500 SH       Defined   1                 746500     50000
Volt Information Sciences, Inc    COM      928703107      4215       207450 SH       Defined                     207450
WSFS Financial Corp.              COM      929328102      1767        30000 SH       Defined                      30000
Wachovia Corp.                    COM      929903102       239         5028 SH       Defined                       5028
Webster Financial Corp.           COM      947890109     24947       554868 SH       Defined                     447702    107166
Whitehall Jewellers, Inc.         COM      965063100       909       537670 SH       Defined   1                 283620    254050
Young Broadcasting, Inc.          COM      987434107       349       100000 SH       Defined                      40000     60000
iShares Russell 2000 Index Fun    COM      464287655     10102       152156 SH       Defined   1                 152156
Constellation Brands Inc.                  21036P306      1172        30000 SH       Defined                      30000